ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

03055948

RECD S.E.C.
MAY 13 2003
1086

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SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

FORM D

PROCESSED
MAY 15 2003
THOMSON FINANCIAL

1145173

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
The Dante Group, Inc. Series B Financing

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)
The Dante Group, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
4735 Walnut Street, Suite C, Boulder, CO 80301	**(303) 546-0312**

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A. BASIC IDENTIFICATION DATA

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Incl. Area Code)
(if different from Executive Offices)

Brief Description of Business
Software development and manufacture

Type of Business Organization

[X] corporation	[ ] limited partnership, already formed	[ ] other (please specify):
[ ] business trust	[ ] limited partnership, to be formed	

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[0][3]	[0][1]	[X] Actual	[ ] Estimated
(Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction)		[D][E]		

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Springer, Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o The Dante Group, Inc., 4735 Walnut Street, Suite C, Boulder, CO 80301

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Wolters, Timothy

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o The Dante Group, Inc., 4735 Walnut Street, Suite C, Boulder, CO 80301

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Maley, Pat

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o The Dante Group, Inc., 4735 Walnut Street, Suite C, Boulder, CO 80301

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Feld, Bradley

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Mobius Venture Capital, 100 Superior Plaza Way, Suite 200, Superior, Colorado 80027

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Patch, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Sequel Venture Partners, 4430 Arapaho Avenue, Suite 220, Boulder, Colorado 30303

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Holland, Kirk

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Vista Ventures, 11001 West 120th, Suite 310, Broomfield, CO 80021

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
SOFTBANK U.S. Ventures VI L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Superior Plaza Way, Suite 200, Superior, Colorado 80027

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
MOBIUS Technology Ventures VI L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Superior Plaza Way, Suite 200, Superior, Colorado 80027

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Vista Ventures Advantage, LP

Business or Residence Address (Number and Street, City, State, Zip Code)
11001 West 120th, Suite 310, Broomfield, CO 80021

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Sequel Limited Partnership III

Business or Residence Address (Number and Street, City, State, Zip Code)
4430 Arapaho Avenue, Suite 220, Boulder, Colorado 30303

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes [ ] No [X]

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ N/A

3. Does the offering permit joint ownership of a single unit? .... Yes [ ] No [X]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. .... N/A

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Purchase Price of Securities	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[X] Common Stock, reserved for issuance upon conversion of Series B Preferred ("Conversion Shares") [1]		
[X] Series B Convertible Preferred Stock, par value $.001 per share ("Series B Preferred"), plus warrants to purchase shares of Series B Preferred [2]		
Convertible Securities: Offering to sell up to an aggregate of 23,078,199 shares of Series B Preferred, at a purchase price of $0.1939 per share, plus warrants to purchase up to 477,050 shares of Series B Preferred at an exercise price of $0.1939 per share (aggregate purchase price of $92,500). [3] At Initial Closing, Issuer (a) issued and sold 19,035,671 shares of Series B Preferred as part of a financing; (b) issued 2,966,584 shares of Series B Preferred upon automatic conversion of the Notes; and (c) issued Warrants to purchase 477,050 shares of Series B Preferred to certain Note holders	$ 4,474,863	$ 4,266,237
Partnership Interests	$ 0	$ 0
Other (Specify________).	$ 0	$ 0
Total	$ 4,474,863	$ 4,266,237

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount (including conversion of Notes)
Accredited Investors	14	$ 4,266,237
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	n/a	$ n/a

Answer also in Appendix, Column 4, if filing under ULOE.

[1] Upon issuance, such Conversion Shares will be convertible into Common Stock on a one-for-one basis (subject to adjustment).

[2] Of the aggregate purchase price at Initial Closing of $4,266,237, $575,221 was received pursuant to automatic conversion of certain convertible promissory notes (the "Notes") for 2,966,584 shares of Series B Preferred. Such Notes were issued by the issuer in October 2001, April 2002, September 2002 and March 2003, and held by 12 Note holders.

[3] Seven of the Note holders, in addition to receipt of Series B Preferred, received warrants to purchase a number of shares of Series B Preferred of the issuer equal to varying percentages of the principal amount of such Notes divided by the $0.1939 purchase price of the Series B Preferred. The exercise price of each warrant is $0.1939 per share.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, *the twelve (12) months prior to the first sale of securities in this* offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	n/a	n/a
Regulation A	n/a	n/a
Rule 504	n/a	n/a
Total	n/a	n/a

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0
Printing and Engraving Costs	[ ]	$ 0
Legal Fees	[X]	$ 68,300
Accounting Fees	[ ]	$ 0
Engineering Fees	[ ]	$ 0
Sales Commissions (specify finders' fees separately)	[ ]	$ 0
Other Expenses (identify)	[ ]	$ 0
Total	[X]	$ 68,300

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 4,406,563

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	[ ] $ 0	[ ] $ 0
Purchase of real estate	[ ] $ 0	[ ] $ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $ 0	[ ] $ 0
Construction or leasing of plant buildings and facilities	[ ] $ 0	[ ] $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $ 0	[ ] $ 0

Repayment of indebtedness	[ ] $ 0	[ ] $ 0
Working capital	[ ] $ 0	[X] $ 4,406,563
Other (specify): ______	[ ] $ 0	[ ] $ 0
Column Totals	[ ] $ 0	[X] $ 4,406,563
Total Payments Listed (column totals added)	[X] $ 4,406,563	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
The Dante Group, Inc.	[signature]	5/5, **2003**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Pat Maley	**President and Chief Executive Officer**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

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